Prepaid Expenses (Details) - Schedule of prepaid expenses	Dec. 31, 2021 USD ($)
Schedule of prepaid expenses [Abstract]
Advances on supply and manufacturing services	$ 756,805
Advances on non-clinical research and clinical development services	524,342
Other prepayments	167,949
Total	$ 1,449,096